Stockholders' Equity (Details 5) (USD $)	3 Months Ended		6 Months Ended				12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 30,383	$ 340,403	$ 79,323	$ 306,165	$ 580,279	$ 522,930	$ 1,103,209	$ 272,594
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	(8,077)	163,514	13,056	144,587	213,589	309,136	522,725	196,281
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 38,460	$ 176,889	$ 66,267	$ 161,578	$ 366,690	$ 213,794	$ 580,484	$ 76,313